Cash and cash equivalents - Summary of Information About Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank	$ 1,414	$ 1,603
Term deposits	4,298	2,320
Total cash and cash equivalents	$ 5,712	$ 3,923	$ 1,740	$ 6,201